Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Total	$ (16,408)	$ 712	$ 19,127	$ 2,766
UNITED STATES
Total			(309)	267
INDIA
Total			3,095	2,508
CAYMAN ISLANDS
Total			13,330
UNITED ARAB EMIRATES
Total			(25)
SINGAPORE
Total			2,957	(64)
MEXICO
Total			$ 79	$ 55